Concentration of Risks (Details) - Schedule of Total Interest Bearing Borrowing	Dec. 31, 2023	Dec. 31, 2022
Other Ownership Interests [Line Items]
Interest-bearing borrowing	93.00%	77.00%
Trust company A [Member]
Other Ownership Interests [Line Items]
Interest-bearing borrowing	56.40%	59.50%
Trust company B [Member]
Other Ownership Interests [Line Items]
Interest-bearing borrowing	22.20%	4.10%
Trust company C [Member]
Other Ownership Interests [Line Items]
Interest-bearing borrowing	14.40%	13.40%